Inventories	3 Months Ended
Jun. 30, 2024
Revelyst Business
Entity Information [Line Items]
Inventories	Inventories
Net inventories consist of the following:

	March 31,
	2024	2023
Raw materials	$69,957	$70,567
Work in process	11,186	13,263
Finished goods	212,603	319,809
Net inventories	$293,746	$403,639
We consider inventories to be long-term if they are not expected to be sold within one year. Long-term inventories are presented on the balance sheets net of reserves within other non-current assets and totaled $38,683 and $45,929 as of March 31, 2024 and 2023, respectively.
Inventories
Net inventories consist of the following:

	June 30, 2024	March 31, 2024
Raw materials	$63,944	$69,957
Work in process	9,750	11,186
Finished goods	209,386	212,603
Net inventories	$283,080	$293,746
We consider inventories to be long-term if they are not expected to be sold within one year. Long-term inventories are presented on the balance sheet net of reserves within deferred charges and other non-current assets and totaled $38,943 and $38,683 as of June 30, 2024 and March 31, 2024, respectively.